Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions Details
Beginning Balance	$ 6,254	$ 6,568
New loans	669	948
Repayments	(1,087)	(1,262)
Ending Balance	$ 5,836	$ 6,254